Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
ALP Maritime Services B.V. [Member]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership
The following table summarizes the finalized fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

(in thousands of U.S. Dollars)	As at March 14, 2014 $

ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032
Total assets acquired	3,289
LIABILITIES
Current liabilities	387
Other long-term liabilities	286
Total liabilities assumed	673
Net assets acquired	2,616
Consideration	2,616

Consolidated Pro Forma Financial Information
The following table shows summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014, giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2014:

(in thousands of U.S. Dollars, except per unit data)	Pro Forma Year Ended December 31, 2014
Revenues	1,019,674
Net income from continuing operations	17,495
Limited partners' interest in net income from continuing operations per common unit:
- Basic	(0.23)
- Diluted	(0.23)

Logitel Offshore Holding [Member]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership
The following table summarizes the preliminary and final valuations of the Logitel assets and liabilities on the acquisition date. The estimates of fair values of the Logitel assets acquired and liabilities assumed by the Partnership were finalized during the second quarter of 2015.

(in thousands of U.S. Dollars)	Preliminary Valuation August 11, 2014 $	Adjustments $	Final Valuation August 11, 2014 $

ASSETS
Cash and cash equivalents	8,089	—	8,089
Prepaid expenses	640	—	640
Advances on newbuilding contracts	46,809	(2,239)	44,570
Intangible assets	—	1,000	1,000
Total assets acquired	55,538	(1,239)	54,299
LIABILITIES
Accrued liabilities	4,098	—	4,098
Long-term debt	26,270	1,330	27,600
Total liabilities assumed	30,368	1,330	31,698
Net assets acquired	25,170	(2,569)	22,601
Cash consideration	4,000	—	4,000
Contingent consideration	21,170	(2,569)	18,601

Consolidated Pro Forma Financial Information
The following table shows summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014, giving effect to the Partnership’s acquisition of Logitel as if it had taken place on January 1, 2014:

(in thousands of U.S. Dollars, except per unit data)	Pro Forma Year Ended December 31, 2014
Revenues	1,019,539
Net income from continuing operations	16,717
Limited partners' interest in net income from continuing operations per common unit:
- Basic	(0.24)
- Diluted	(0.24)